SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 77,295	$ 64,219
Business services
Disclosure of operating segments [line items]
Total assets	26,942	20,376
Infrastructure services
Disclosure of operating segments [line items]
Total assets	22,972	16,380
Industrials
Disclosure of operating segments [line items]
Total assets	27,285	27,315
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 96	$ 148